Share capital (Details 1) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
2021 [Member]
Statement [Line Items]
Shares based compensation recognized expense	$ 0	$ 20,250		$ 1,208,209
2015 [Member]
Statement [Line Items]
Shares based compensation recognized expense	0	142,316	$ 86,749	556,331
2020 [Member]
Statement [Line Items]
Shares based compensation recognized expense	32,369	11,880	97,107	117,596
2022 [Member]
Statement [Line Items]
Shares based compensation recognized expense	0		324,777
Total [Member]
Statement [Line Items]
Shares based compensation recognized expense	$ 32,369	$ 174,446	$ 508,633	$ 1,882,136